Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 4,828	$ 14,751
At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	4,828	14,751
Secure Microcontrollers
Disaggregation of Revenue [Line Items]
Total revenue	3,872	10,156
Secure Microcontrollers | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	3,872	10,156
Secure Microcontrollers | At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	3,872	10,156
Secure Microcontrollers | At One Point in Time | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	3,872	10,156
All Others
Disaggregation of Revenue [Line Items]
Total revenue	956	4,595
All Others | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	956	4,595
All Others | At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	956	4,595
All Others | At One Point in Time | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	$ 956	$ 4,595